Net loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Net loss attributable to the Cheche’s ordinary shareholders per share
Schedule of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2022, 2023 and 2024:

	For the years ended December 31,
	2022	2023	2024
Numerator:
Net loss	(91,022)	(159,590)	(61,236)
Less: accretions to preferred shares redemption value	(188,271)	(762,169)	-
Net loss attributable to Cheche’s ordinary shareholders	(279,293)	(921,759)	(61,236)
Denominator:
Weighted average number of ordinary shares outstanding, basic	31,780,394	45,415,205	78,043,661
Weighted average number of ordinary shares outstanding, diluted*	31,780,394	45,415,205	78,043,661
Basic net loss per share attributable to Cheche’s ordinary shareholders	(8.79)	(20.30)	(0.78)
Diluted net loss per share attributable to Cheche’s ordinary shareholders	(8.79)	(20.30)	(0.78)

*	For the years ended December 31, 2022, 2023 and 2024, the Company had potential ordinary shares, including preferred shares, restricted shares and share options. On a weighted average basis, 35,185,538, 24,777,946 and nil preferred shares; 1,032,167, 523,097 and 188,752 restricted shares; and 7,975,942, 822,952 and 944,109 share options were excluded from the computation of diluted net loss per ordinary share because including them would have had an anti-dilutive effect for the years ended December 31, 2022, 2023 and 2024, respectively.